Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related Parties

Related parties

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship
1	Wenquan Zhu	Principal shareholder, Chief Executive Officer and chairman of the Group
2	Big Tree Cloud Network Technology (Shenzhen) Co., LTD (“Big Tree Cloud Shenzhen”)	An entity previously controlled by Wenquan Zhu. The entity was not a related party since October 2024 with Wenquan Zhu disposed all his shares in this entity.
3	Guangxi Big Tree Rong Network Technology Co., LTD (“Guangxi Big Tree Rong”)	An entity previously controlled by Wenquan Zhu. The entity was not a related party since November 2024 with its deregistration.
4	Shenzhen Wengu Development Investment Partnership Enterprise (Limited Partnership) (“Shenzhen Wengu”)	An entity controlled by Wenquan Zhu

Amounts due to related parties

Amounts due to related parties consisted of the followings:

		As of June 30,
	Nature	2026	2025
		USD	USD
Wenquan Zhu (1)	Loans	482,182	486,486
Wenquan Zhu (1)	Interest payable	409,725	170,940
Wenquan Zhu (2)	Vehicle payable	412,669	-
Wenquan Zhu	Payment on behalf of the Group	12,519	-
Shenzhen Wengu Development Investment Partnership Enterprise (Limited Partnership)	Advance for rental income	4,421	-
Total		1,321,516	657,426

Amounts due to a related party, non-current

Amounts due to a related party, non-current consisted of the followings:

		As of June 30,
	Nature	2026	2025
		USD	USD
Wenquan Zhu (1)	Loans	1,771,897	3,042,765
Total		1,771,897	3,042,765

Related party transactions

	For the years ended
	June 30,
Nature	2026	2025	2024
	USD	USD	USD
Purchase of goods
Big Tree Cloud Shenzhen	-	-	712
Purchase of intangible assets
Big Tree Cloud Shenzhen	-	-	2,596,313
Sales of goods
Big Tree Cloud Shenzhen	-	-	67,636
Guangxi Big Tree Rong	-	-	17,944
Rental income
Big Tree Cloud Shenzhen	-	5,112	28,876
Shenzhen Wengu	3,581	-	-
Interest expense
Wenquan Zhu	266,197	295,630	14,789
Purchase of vehicle
Wenquan Zhu	400,343	-	-